Preparation of Interim Financial Statements and Other Items - Tax Receivable Agreement (Details - USD ($) $ in Thousands		3 Months Ended
	Feb. 12, 2018	Mar. 31, 2018
Preparation Of Interim Financial Statements And Other Items
Redemption ratio, shares of common stock per unit redeemed		1
Tax savings payable to TRA Holders (as a percent)	85.00%
Tax savings benefit retained (as a percent)	15.00%
Liability related to tax receivable agreement	$ 63,000	$ 62,989
Payment period, after redemption	16 years
Aggregate payment period	25 years
Variable interest rate, basis points spread over variable reference rate (as a percent)	1.50%
Present value of termination payments under Tax Receivable Arrangement		304,600
Undiscounted TRA liability		$ 430,100
TRA payment period		5 days
Variable interest rate, deferral period		5.50%